Total
Johnson Institutional Short Duration Bond Fund
Johnson Institutional Short Duration Bond Fund
INVESTMENT OBJECTIVE
A high level of income over the long term consistent with preservation of capital.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Johnson Institutional Short Duration Bond Fund - USD ($)	Class I	Class F
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses(expenses that are deducted from fund assets)
Annual Fund Operating Expenses - Johnson Institutional Short Duration Bond Fund		Class I	Class F
Management Fees		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Total Annual Fund Operating Expenses		0.30%	0.55%
Fee Waiver	[1]	(0.05%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver		0.25%	0.40%
[1]	Effective May 1, 2023, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Short Duration Bond Fund, at least through April 30, 2024, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2024. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2024 for the Class F Shares.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example - Johnson Institutional Short Duration Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	26	91	164	376
Class F	41	161	292	675

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.53% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES
The Fund’s strategy seeks to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics that are similar to those of 1 to 3 year bonds . Under normal market conditions, the Fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities and short term obligations. The Fund does not limit itself to securities of a particular maturity range but will normally seek to maintain a dollar weighted average duration between 1 and 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

PRINCIPAL RISKS
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Annual Total Return for the Johnson Institutional Short Duration Bond Fund, Class I shares as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 2.55% in the second quarter of 2020, and the lowest return was -2.94% in the first quarter of 2022.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Institutional Short Duration Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]
Class I	Return Before Taxes	(4.29%)	0.85%	0.97%
Class F	Return Before Taxes	(4.47%)			0.80%
After Taxes on Distributions | Class I	Return After Taxes on Distributions	(4.77%)	0.15%	0.30%
After Taxes on Distributions | Class F	Return After Taxes on Distributions	(4.88%)			0.29%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	(2.54%)	0.36%	0.45%
After Taxes on Distributions and Sale of Fund Shares | Class F	Return After Taxes on Distributions and Sale of Fund Shares	(2.64%)			0.40%
Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes) | Class I	Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	(3.76%)	0.93%	0.90%
Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes) | Class F	Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	(3.76%)			1.07%
[1]	Inception Date May 1, 2018.

The Merrill Lynch 1 − 3 Year Government Corporate Index is the primary benchmark.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.